Business (Details) - USD ($)	12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Business (Details) [Line Items]
Incurred net loss	$ (5,379,582)	$ (3,451,699)
Accumulated deficit	(9,062,066)	(3,682,484)
Going Concern [Member]
Business (Details) [Line Items]
Incurred net loss	$ (5,379,480)	$ (3,451,699)